Annual Operating Expenses {- Wireless Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Wireless Portfolio - Wireless Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.77%